Deposits, Prepayment, Other Receivables, Net - Schedule of Deposits, Prepayment, Other Receivables and Cost, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Current
Other receivables	$ 99,242	$ 121,533
Deposits	183,033	73,913
Prepayment for legal and professional expenses	448,913
Advanced payment for Supplements	219,858
Deposits, prepayment, other receivables and deferred IPO cost, net	951,046	195,446
Deposit with a digital asset trading platform	2,674,042	1,000,000
Receivable from agents	1,272,640	1,191,795
Prepayments		197,706
Non-current
Prepayment	3,854,609	33,333
Prepayment, non-current	$ 3,854,609	$ 33,333	$ 1,582,156

[1]	Re-presented as mentioned in Note 23